Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative financial instruments
Total derivatives

Total derivatives	2018			2017
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	44,193,753	222,384	(219,578)	35,686,673	237,504	(237,236)
Total derivative assets/(liabilities) held for risk management	180,202	154	(65)	231,348	165	(1,109)
Derivative assets/(liabilities)	44,373,955	222,538	(219,643)	35,918,021	237,669	(238,345)

Derivatives held for trading

The fair values and notional amounts of derivative instruments held for trading are set out in the following table:

Derivatives held for trading		2018			2017
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Foreign exchange derivatives
Forward foreign exchange	3,460,364	32,575	(33,051)	3,131,184	26,534	(26,177)
Currency swaps	1,180,559	27,184	(26,031)	1,098,587	23,675	(22,003)
OTC options bought and sold	552,838	4,259	(4,805)	506,156	4,056	(4,665)
OTC derivatives	5,193,761	64,018	(63,887)	4,735,927	54,265	(52,845)
Foreign exchange derivatives cleared by central counterparty	72,526	163	(233)	59,618	607	(585)
Exchange traded futures and options – bought and sold	23,585	7	(7)	24,266	30	(30)
Foreign exchange derivatives	5,289,872	64,188	(64,127)	4,819,811	54,902	(53,460)
Interest rate derivatives
Interest rate swaps	7,333,917	102,613	(96,394)	5,680,977	121,560	(112,187)
Forward-rate agreements	342,883	171	(306)	268,277	87	(88)
OTC options bought and sold	2,292,525	20,922	(22,589)	2,384,453	27,235	(29,635)
OTC derivatives	9,969,325	123,706	(119,289)	8,333,707	148,882	(141,910)
Interest rate derivatives cleared by central counterparty	16,083,853	1,056	(1,016)	13,215,545	3,675	(3,390)
Exchange traded futures and options – bought and sold	11,087,714	356	(323)	7,644,560	362	(358)
Interest rate derivatives	37,140,892	125,118	(120,628)	29,193,812	152,919	(145,658)
Credit derivatives
OTC swaps	386,508	6,575	(5,239)	411,160	7,595	(6,233)
Credit derivatives cleared by central counterparty	372,567	4,180	(4,280)	303,841	4,954	(5,319)
Credit derivatives	759,075	10,755	(9,519)	715,001	12,549	(11,552)
Equity and stock index derivatives
OTC options bought and sold	57,840	4,542	(7,719)	58,456	5,262	(9,591)
Equity swaps and forwards	132,656	5,169	(4,111)	103,283	2,235	(5,478)
OTC derivatives	190,496	9,711	(11,830)	161,739	7,497	(15,069)
Exchange traded futures and options – bought and sold	692,435	11,171	(12,066)	632,662	7,201	(9,050)
Equity and stock index derivatives	882,931	20,882	(23,896)	794,401	14,698	(24,119)
Commodity derivatives
OTC options bought and sold	1,648	26	(34)	4,465	32	(103)
Commodity swaps and forwards	8,108	495	(374)	12,755	662	(753)
OTC derivatives	9,756	521	(408)	17,220	694	(856)
Exchange traded futures and options – bought and sold	111,227	920	(1,000)	146,428	1,742	(1,591)
Commodity derivatives	120,983	1,441	(1,408)	163,648	2,436	(2,447)
Derivative assets/(liabilities) held for trading	44,193,753	222,384	(219,578)	35,686,673	237,504	(237,236)

Total OTC derivatives held for trading	15,749,846	204,531	(200,653)	13,659,753	218,933	(216,913)
Total derivatives cleared by central counterparty held for trading	16,528,946	5,399	(5,529)	13,579,004	9,236	(9,294)
Total exchange traded derivatives held for trading	11,914,961	12,454	(13,396)	8,447,916	9,335	(11,029)
Derivative assets/(liabilities) held for trading	44,193,753	222,384	(219,578)	35,686,673	237,504	(237,236)

Derivatives held for risk management

The fair values and notional amounts of derivative instruments held for risk management are set out in the following table:

Derivatives held for risk management	2018			2017
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives designated as cash flow hedges
Interest rate swaps	1,094	5	(3)	1,482	7	(3)
Interest rate derivatives cleared by central counterparty	77,734	-	-	122,103	-	-
Derivatives designated as cash flow hedges	78,828	5	(3)	123,585	7	(3)
Derivatives designated as fair value hedges
Interest rate swaps	4,459	139	(70)	7,345	117	(1,096)
Forward foreign exchange	6	-	-	-	-	-
Interest rate derivatives cleared by central counterparty	127,220	-	-	97,436	-	-
Derivatives designated as fair value hedges	131,685	139	(70)	104,781	117	(1,096)
Derivatives designated as hedges of net investments
Forward foreign exchange	2,792	13	(61)	2,982	41	(10)
Foreign exchange derivatives cleared by central counterparty	7	-	-	-	-	-
Derivatives designated as hedges of net investments	2,799	13	(61)	2,982	41	(10)
Derivative assets/(liabilities) held for risk management	213,312	157	(134)	231,348	165	(1,109)

Total OTC derivatives held for risk management	8,351	157	(134)	11,809	165	(1,109)
Total derivatives cleared by central counterparty held for risk management	204,954	-	-	219,539	-	-
Derivative assets/(liabilities) held for risk management	213,305	157	(134)	231,348	165	(1,109)

Hedged forecast cash flows

The Barclays Group has hedged the following forecast cash flows, which primarily vary with interest rates. These cash flows are expected to impact the income statement in the following periods, excluding any hedge adjustments that may be applied:

	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2018
Forecast receivable cash flows	2,599	685	717	536	346	200	115

2017
Forecast receivable cash flows	2,671	484	584	561	416	305	321

Amounts recognised in net interest income
Amounts recognised in net interest income
	2018	2017
	£m	£m
(Losses)/gains on the hedged items attributable to the hedged risk	(163)	550
Gains/(losses) on the hedging instruments	164	(460)
Fair value ineffectiveness	1	90
Cash flow hedging ineffectiveness	(5)	(135)
Net investment hedging ineffectiveness	(1)	2

Hedging instruments which are carried on the Group's balance sheet

The following table shows the hedging instruments which are carried on the Barclays Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2018
Fair value	Interest rate risk	106	(41)	-	98,320	135
	Inflation risk	37	(8)	-	3,525	29
Cash flow	Interest rate risk	11	(6)	-	75,389	(380)
Net investment	Foreign exchange risk	-	(10)	(12,325)	15,300	(745)

The Expected notional values of current hedging instruments in future years
The following table profiles the expected notional values of current hedging instruments in future years:
	2019	2020	2021	2022	2023	2024 and later
As at 31 December 2018	£m	£m	£m	£m	£m	£m
Fair value hedges of interest rate risk
Notional amount	95,411	86,939	70,335	56,938	51,114	41,510
Fair value hedges of inflation risk
Notional amount	3,107	1,998	1,754	1,331	1,159	986
There are 1,805 interest rate risk fair value hedges with an average fixed rate of 2.79% across the relationships and 44 inflation risk fair value hedges with an average rate of 1% across the relationships.

Hedged items in fair value hedge accounting relationships and Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations
Hedged items in fair value hedge accounting relationships
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement	Line item in the income statement used to recognise ineffectiveness
	£m	£m	£m	£m	£m
2018
Assets
Loans and advances classified as amortised cost
- Interest rate risk	7,106	(363)	(626)	(568)	37	Net interest income
- Inflation risk	512	312	-	2	(1)	Net interest income
Debt securities classified as fair value through other comprehensive income
- Interest rate risk	30,108	416	(21)	(96)	17	Net interest income
- Inflation risk	2,907	(20)	-	(50)	(18)	Net interest income
Liabilities
Debt securities in issue classified as amortised cost
- Interest rate risk	53,935	(289)	(256)	549	(34)	Net interest income

Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedge reserve for continuing hedges	Balance in foreign currency reserve for continuing hedges	Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement	Line item in the statement of comprehensive income used to recognise ineffectiveness
	£m	£m	£m	£m	£m	£m	£m
2018
Cash flow hedge of interest rate risk
Loans and advances classified as amortised cost	375	(44)	-	(827)	-	334	(5)
Hedge of net investment in foreign operation
USD foreign operations	719	-	1,648	-	-	719	-
EUR foreign operations	-	-	1	-	86	-	-
ZAR foreign operations	-	-	-	-	(1)	-	-
CAD foreign operations	-	-	-	-	1	-	-
CHF foreign operations	4	-	-	-	53	4	-
HKD foreign operations	2	-	-	-	23	2	-
JPY foreign operations	14	-	-	-	77	14	-
MXN foreign operations	21	-	-	-	(14)	21	-
SEK foreign operations	(13)	-	-	-	13	(13)	-
SGD foreign operations	1	-	-	-	78	1	(1)	Net interest income
TWD foreign operations	-	-	-	-	2	-	-
BRL foreign operations	(4)	-	(3)	-	-	(4)	-
CNY foreign operations	-	-	-	-	2	-	-
INR foreign operations	-	-	-	-	7	-	-
	744	-	1,646	-	327	744	(1)

Impact on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations

The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2018
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income during the period due to sale or disposal of investment
Description of hedge relationship and hedged risk	£m	£m
Cash flow hedge of interest rate risk
Recycled to interest income	332	-
Hedge of net investment in foreign operation
Recycled to other income	-	(41)

Reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve

A detailed reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve is as follows

	Cash flow hedge reserve	Currency translation reserve
	£m	£m
Balance on 1 January 2018	1,161	3,054
Currency translation movements[a]	(10)	793
Hedging gains/(losses) for the year	(334)	-
Amounts reclassified in relation to cash flows affecting profit or loss	(332)	41
Tax	175	-
Balance on 31 December 2018	660	3,888
Notea Currency translation movements include amounts attributable to items which are not in net investment hedges (£49m gain).